CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash	$ 173,724	¥ 1,125,352	¥ 1,074,096
Restricted cash	2,016	13,059	37,660
Short-term investments	590,563	3,825,547	3,420,650
Accounts receivable (net of allowance for doubtful accounts of RMB1,103 and RMB3,290 as of December 31, 2014 and 2015, respectively)	15,110	97,880	74,670
Prepayments and other current assets	76,680	496,715	428,432
Deferred tax assets, current	269	1,745	10,256
Total current assets	858,362	5,560,298	5,045,764
Non-current assets:
Long-term investments	3,520	22,800
Property and equipment, net	86,357	559,404	519,558
Goodwill	33,560	217,394
Intangible assets, net	8,661	56,105	7,696
Other long-term assets	861	5,578	8,626
Deferred tax assets, non-current	105	683	76
Total non-current assets	133,064	861,964	535,956
Total assets	991,426	6,422,262	5,581,720
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB118 and RMB270 as of December 31, 2014 and 2015, respectively):
Accounts payable	3,720	24,096	22,632
Salary and employee related accrual	12,996	84,185	69,380
Taxes payable	17,623	114,162	110,391
Advance from customers	87,008	563,621	489,066
Other payables and accruals	54,027	349,974	272,505
Total current liabilities	175,374	1,136,038	963,974
Non-current liabilities:
Deferred tax liabilities, non-current	5,370	34,785	12,593
Convertible senior notes	171,181	1,108,877	1,111,207
Other long-term payables	1,304	8,450
Total non-current liabilities	177,855	1,152,112	1,123,800
Total liabilities	$ 353,229	¥ 2,288,150	¥ 2,087,774
Commitments and contingencies
Shareholders' equity:
Common shares (US$0.0001 par value per share; 500,000,000 shares authorized, 59,004,772 and 58,944,631 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	$ 7	¥ 48	¥ 48
Additional paid-in capital	162,523	1,052,788	1,040,639
Statutory reserves	2,043	13,232	10,785
Accumulated other comprehensive income	374	2,422	1,532
Retained earnings	471,850	3,056,552	2,440,942
Total 51job, Inc. shareholders' equity	636,797	4,125,042	3,493,946
Non-controlling interests	1,400	9,070
Total equity	638,197	4,134,112	3,493,946
Total liabilities and equity	$ 991,426	¥ 6,422,262	¥ 5,581,720